Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents.
Cash and Cash Equivalents

Note 5 – Cash and Cash Equivalents

As at December 31, 2017 and 2016, cash and cash equivalents were primarily held in interest-bearing deposits.

	2017	2016
Cash deposits	$469.5	$182.4
Term deposits	41.6	70.6
	$511.1	$253.0